Earnings per share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The components of the numerator and denominator for the calculation of basic and diluted earnings per share resulting from continuing operations are as follows:

Basic and diluted earnings per share

(In millions of U.S. dollars)	Net income	Weighted average shares outstanding	Earnings per share
2011
Continuing operations	246.7	192.5	1.28
Discontinued operations	3.2	192.5	0.02
Net income	249.9	192.5	1.30
2012
Continuing operations	181.7	220.3	0.82
Effect of dilution	—	—	—
Net income	181.7	220.3	0.82
2013
Continuing operations	235.6	227.6	1.04
Effect of dilution	0.1	0.1	—
Net income	235.7	227.7	1.04